Additional Information - Condensed Financial Statements of the Company - Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net cash used in operating activities	¥ (2,665)	¥ (44,303)	¥ (60,827)
Cash flows from investing activities:
Return of equity investment principal from a subsidiary			1,072
Net cash provided by/(used in) investing activities	(57,037)	127,518	487,844
Cash flows from financing activities:
Repurchase of ordinary shares		(825)	(655)
Net cash used in financing activities	(1,000)	(1,901)	(655)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(63,689)	82,884	429,419
Cash, cash equivalents and restricted cash at the beginning of the year	617,340	534,456	105,037
Cash, cash equivalents and restricted cash at the end of the year	553,651	617,340	534,456
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(6,364)	(4,497)	(20,850)
Cash flows from investing activities:
Placement of short-term investments		(108,928)	(58,951)
Maturity of short-term investments		108,928	61,388
Return of equity investment principal from a subsidiary			19,722
Net cash provided by/(used in) investing activities			22,159
Cash flows from financing activities:
Repayment from/(payment to) subsidiaries and VIEs	6,443	(15,736)	10,332
Repurchase of ordinary shares		(825)	(655)
Net cash used in financing activities	6,443	(16,561)	9,677
Net increase/(decrease) in cash, cash equivalents and restricted cash	79	(21,058)	10,986
Cash, cash equivalents and restricted cash at the beginning of the year	480	21,538	10,552
Cash, cash equivalents and restricted cash at the end of the year	¥ 559	¥ 480	¥ 21,538